Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Text Block]
Inventories consist of the following:

	As of March 31,
	2022		2021
Raw materials	Rs.	13,707	Rs.	12,287
Work-in-progress		12,886		10,009
Finished goods (includes stock-in-trade)		20,491		19,829
Packing materials, stores and spares		3,800		3,287
	Rs.	50,884	Rs .	45,412

Disclosure of detail information about of inventories recognized in consolidated income statement [Text Block]
Details of inventories recognized in the consolidated incom
e
 statement are as follows:

	For the Year Ended March 31,
	2022		2021		2020
Raw materials, consumables and changes in finished goods and work in progress	Rs.	69,838	Rs.	58,268	Rs.	51,892
Inventory write-downs		4,584		2,521		3,652